INVENTORY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Amount of inventory recognized as an expense	$ 8,725,000	$ 9,948,000	$ 28,485,000	$ 26,006,000
Wrote down material and supplies inventory			$ 0	$ 84,000